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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  09/30/2001
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Willis P. Dobbs           Atlanta, GA USA            11/08/2001
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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City Capital, Inc
FORM 13F
September 30, 2001


                                                                                                      Voting
                                                                                                     Authority
                                                                                                     ---------
                                                           Value       Shares/  Sh/ Put/    Invstmt   Other
Name of Issuer                  Title of class  CUSIP      (x$1000)    Prn Amt  Prn Call    Dscretn   Managers  Sole    Shared
------------------------------  --------------  -------    --------    -------- --- ----    -------   -------- ------   ------
AGILENT TECHNOLOGIES INC             COM        00846u101      1022       52287 SH          Sole                52287
AMERICAN INTL GROUP                  COM        026874107      5003       64146 SH          Sole                64146
AMGEN COMMON                         COM        311621000       218        3714 SH          Sole                 3714
AUTOMATIC DATA PROCESSING            COM        053015103      4463       94873 SH          Sole                94873
BANK ONE CORP COM                    COM        06423a103       340       10817 SH          Sole                10817
BELLSOUTH CORP                       COM        079860102       368        8857 SH          Sole                 8857
BRISTOL MYERS SQUIBB CO.             COM        110122108       311        5600 SH          Sole                 5600
CAPITAL ONE FINANCIAL CORP           COM        14040h105      4948      107497 SH          Sole               107497
CHARLES SCHWAB CORP NEW              COM        808513105       199       17285 SH          Sole                17285
CHOICEPOINT INC                      COM        170388102       250        6000 SH          Sole                 6000
CINTAS                               COM        172908105      3309       82107 SH          Sole                82107
CITIGROUP INC.                       COM        172967101      5127      126597 SH          Sole               126597
COCA COLA CO                         COM        191216100      6216      132681 SH          Sole               132681
COLONIAL BANCGROUP INC               COM        195493309       333       26000 SH          Sole                26000
EMC CORP/MASS                        COM        268648102       937       79711 SH          Sole                79711
ENTREMED INC COM                     COM        29382f103       369       42854 SH          Sole                42854
EXXON MOBIL CORP                     COM        30231G102       679       17242 SH          Sole                17242
FOREST LABS CL A                     COM        345838106      5489       76085 SH          Sole                76085
GENERAL ELECTRIC CO                  COM        369604103      4594      123487 SH          Sole               123487
GLAXOSMITHKLINE PLC-ADR              COM        37733W105       282        5032 SH          Sole                 5032
HOME DEPOT                           COM        437076102      2022       52688 SH          Sole                52688
INTEL CORP                           COM        458140100      1408       68872 SH          Sole                68872
JEFFERSON PILOT CORP                 COM        475070108      1982       44550 SH          Sole                44550
JOHNSON & JOHNSON                    COM        478160104      7403      133634 SH          Sole               133634
LILLY ELI & CO                       COM        532457108      1029       12750 SH          Sole                12750
LINEAR TECHNOLOGIES CORP.            COM        535678106       336       10250 SH          Sole                10250
MEDTRONIC INC.                       COM        585055106      5725      131616 SH          Sole               131616


                                                                                                       Voting
                                                                                                     Authority
                                                                                                     ---------
                                                           Value       Shares/  Sh/ Put/    Invstmt   Other
Name of Issuer                  Title of class  CUSIP      (x$1000)    Prn Amt  Prn Call    Dscretn   Managers  Sole    Shared
------------------------------  --------------  -------    --------    -------- --- ----    -------   -------- -------  ------
MERCK & CO INC                       COM        589331107      6102       91620 SH          Sole                91620
MICROSOFT                            COM        594918104      2772       54179 SH          Sole                54179
NORTHERN TRUST CORP                  COM        665859104      3775       71927 SH          Sole                71927
PARKER HANNIFIN CORP                 COM        701094104       348       10148 SH          Sole                10148
PAYCHEX INC                          COM        704326107      3886      123321 SH          Sole               123321
PFIZER INC                           COM        717081103       554       13819 SH          Sole                13819
PHARMACIA CORP COM                   COM        71713u102      1924       47440 SH          Sole                47440
SBC COMMUNICATIONS INC               COM        78387g103       204        4322 SH          Sole                 4322
STATE STREET CORP                    COM        857477103       337        7400 SH          Sole                 7400
STRYKER CORP                         COM        863667101      3783       71505 SH          Sole                71505
SUN MICROSYSTEMS INC                 COM        866810104      1554      187854 SH          Sole               187854
SUNTRUST BKS INC                     COM        867914103      4191       62933 SH          Sole                62933
SYNOVUS FINANCIAL CORP               COM        87161C105      6826      247318 SH          Sole               247318
T. ROWE PRICE ASSOCIATES, INC.       COM        74144T108      1567       53485 SH          Sole                53485
TELLABS INC.                         COM        879664100      1347      136343 SH          Sole               136343
TEXAS INSTRUMENTS INC                COM        882508104       326       13042 SH          Sole                13042
VERIZON COMMUNICATIONS COM           COM        92343V104       277        5115 SH          Sole                 5115
VODAFONE GROUP PLC-SP ADR            COM        92857w100      1835       83567 SH          Sole                83567
WAL MART STORES INC                  COM        931142103      4490       90698 SH          Sole                90698
SBC COMMUNICATIONS INC                          78387g103       219        4655 SH          Sole                 4655
STANDARD & POORS DEPOSITORY RE                  78462f103       537        5145 SH          Sole                 5145
REPORT SUMMARY                               48 DATA RECORDS 111215             0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED